Information Related to Stock Options and SAR Awards Exercised (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net cash proceeds	$ 25,862	$ 10,307	$ 3,557
Intrinsic value	163,752	45,424	4,787
Income tax benefit	$ 42,546	$ 14,031	$ 1,517